Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Class B ordinary shares	Common Stock [Member] Class B ordinary shares	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	$ 20,000		$ 863	$ 24,137	$ (5,000)
Beginning balance, shares at Dec. 31, 2020			8,625,000
Cash paid in excess of fair value for private warrants	3,133,522			3,133,522
Forfeiture of Founder Shares	89		$ (89)	89
Forfeiture of Founder Shares, Shares			(888,732)
Accretion for DHC Class A Shares to redemption amount	(27,136,138)			(3,157,748)	(23,978,390)
Net (loss) income	5,077,920	$ 1,170,619			5,077,920
Ending balance at Dec. 31, 2021	(18,904,696)		$ 774	0	(18,905,470)
Ending balance, shares at Dec. 31, 2021			7,736,268
Net (loss) income	2,830,646				2,830,646
Ending balance at Mar. 31, 2022	(16,074,050)		$ 774	0	(16,074,824)
Ending balance, shares at Mar. 31, 2022			7,736,268
Beginning balance at Dec. 31, 2021	(18,904,696)		$ 774	0	(18,905,470)
Beginning balance, shares at Dec. 31, 2021			7,736,268
Net (loss) income	5,599,330	1,119,866
Ending balance at Jun. 30, 2022	(13,753,437)		$ 774	0	(13,754,211)
Ending balance, shares at Jun. 30, 2022			7,736,268
Beginning balance at Dec. 31, 2021	(18,904,696)		$ 774	0	(18,905,470)
Beginning balance, shares at Dec. 31, 2021			7,736,268
Forfeiture of Founder Shares	0
Accretion for DHC Class A Shares to redemption amount	(4,462,497)				(4,462,497)
Net (loss) income	7,206,713	1,441,343			7,206,713
Ending balance at Dec. 31, 2022	(16,160,480)		$ 774	0	(16,161,254)
Ending balance, shares at Dec. 31, 2022			7,736,268
Beginning balance at Mar. 31, 2022	(16,074,050)		$ 774	0	(16,074,824)
Beginning balance, shares at Mar. 31, 2022			7,736,268
Accretion for DHC Class A Shares to redemption amount	(448,071)				(448,071)
Net (loss) income	2,768,684	553,737			2,768,684
Ending balance at Jun. 30, 2022	(13,753,437)		$ 774	0	(13,754,211)
Ending balance, shares at Jun. 30, 2022			7,736,268
Beginning balance at Dec. 31, 2022	(16,160,480)		$ 774	0	(16,161,254)
Beginning balance, shares at Dec. 31, 2022			7,736,268
Shareholder non redemption agreement	(744,274)			(744,274)
Contribution by Sponsor	744,274			744,274
Accretion for DHC Class A Shares to redemption amount	(2,775,554)				(2,775,554)
Net (loss) income	2,078,069				2,078,069
Ending balance at Mar. 31, 2023	(16,857,965)		$ 774	0	(16,858,739)
Ending balance, shares at Mar. 31, 2023			7,736,268
Beginning balance at Dec. 31, 2022	(16,160,480)		$ 774	0	(16,161,254)
Beginning balance, shares at Dec. 31, 2022			7,736,268
Net (loss) income	1,821,734	607,621
Ending balance at Jun. 30, 2023	(17,633,610)		$ 774	0	(17,634,384)
Ending balance, shares at Jun. 30, 2023			7,736,268
Beginning balance at Mar. 31, 2023	(16,857,965)		$ 774	0	(16,858,739)
Beginning balance, shares at Mar. 31, 2023			7,736,268
Accretion for DHC Class A Shares to redemption amount	(519,310)				(519,310)
Net (loss) income	(256,335)	$ (160,147)			(256,335)
Ending balance at Jun. 30, 2023	$ (17,633,610)		$ 774	$ 0	$ (17,634,384)
Ending balance, shares at Jun. 30, 2023			7,736,268